Foreign currency risk - Schedule of Sensitivity of Foreign Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible Change in risk variable, percent	10.00%
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	SFr 71.2	SFr 32.1	SFr 61.1
Change in USD/CHF and EUR CHF -10%	(71.2)	(32.1)	(61.1)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	7.3	1.1	0.4
Change in USD/CHF and EUR CHF -10%	SFr (7.3)	SFr (1.1)	SFr (0.4)